Note 25 - Provisions - Changes in Provisions (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Changes in Provisions LineItems
Provisions for Financial Guarantees and Loan Commitments	$ 358,329,000	$ 1,649,000	$ 1,071,000
Other Provisions	1,349,787,000	1,318,131,000	1,581,971,000
PROVISIONS	1,708,116,000	1,319,780,000	1,583,042,000
Balances as of Member
Changes in Provisions LineItems
Provisions for Financial Guarantees and Loan Commitments	358,329,000	1,649,000	1,071,000
Other Provisions	1,349,787,000	1,318,131,000	1,581,971,000
PROVISIONS	1,708,116,000	1,319,780,000	$ 1,583,042,000
Adoption of IFRS 9 for Provisions Member
Changes in Provisions LineItems
Provisions for Financial Guarantees and Loan Commitments	617,597,000
Other Provisions	0
PROVISIONS	617,597,000
Increases the Provisions Member
Changes in Provisions LineItems
Provisions for Financial Guarantees and Loan Commitments	37,274,000	791,000
Other Provisions	621,222,000	401,954,000
PROVISIONS	658,496,000	402,745,000
Reversals the Provisions Member
Changes in Provisions LineItems
Provisions for Financial Guarantees and Loan Commitments	0	0
Other Provisions	0	(195,171,000)
PROVISIONS	0	(195,171,000)
Uses of Provision Member
Changes in Provisions LineItems
Provisions for Financial Guarantees and Loan Commitments	(298,191,000)	(213,000)
Other Provisions	(589,566,000)	(470,623,000)
PROVISIONS	$ (887,757,000)	$ (470,836,000)